Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

Principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of Castor and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Castor, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is deemed sufficient to absorb the expected losses of the entity, the equity holders have all the characteristics of a controlling financial interest and the legal entity is structured with substantive voting rights. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities, as defined under ASC 810, that in general either have equity investors with non-substantive voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The holding company has a controlling financial interest in a VIE and is, therefore, the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. A VIE should have only one primary beneficiary which is required to consolidate the VIE. A VIE may not have a primary beneficiary if no party meets the criteria described above. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it is the primary beneficiary, and would therefore be required to include assets, liabilities and operations of a VIE in its consolidated financial statements.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value and the useful life of the vessels. Actual results may differ from these estimates.

Other comprehensive income

The Company follows the accounting guidance relating to comprehensive income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity. The Company has no other comprehensive income/ (loss) items and, accordingly, comprehensive income equals net income for the periods presented.

Foreign currency translation

The Company’s reporting and functional currency is the U.S. Dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and any gains or losses are included in the consolidated statements of comprehensive income.

Cash and cash equivalents

The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash

Restricted cash may comprise of (i) minimum liquidity collateral requirements or minimum required cash deposits that are required to be maintained under the Company’s financing arrangements, (ii) cash deposits in so-called “retention accounts” which may only be used as per the Company’s borrowing arrangements for the purpose of serving the loan installments coming due or, (iii) other cash deposits required to be retained until other specified conditions prescribed in the Company’s debt agreements are met. In the event that the obligation to maintain such deposits is expected to elapse within the next operating cycle, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.

Accounts receivable trade, net

The amount shown as trade receivables, net, at each balance sheet date, includes receivables from charterers for hire and other potential sources of income (such as ballast bonus compensation or holds cleaning compensation) under the Company’s charter contracts, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts recorded as of December 31, 2019 and 2020 amounted to $0 and $37,103, respectively.

Inventories

Inventories consist of lubricants and provisions on board each vessel. Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method. Inventories may also consist of bunkers during periods when vessels are unemployed, undergoing dry-docking or special survey or under voyage charters, in which case, they are also stated at the lower of cost or net realizable value and cost is also determined by the first in, first out method.

Insurance Claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets, loss of hire and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time when (i) the Company’s vessels suffer insured damages or at the time when crew medical expenses are incurred, (ii) recovery is probable under the related insurance policies, (iii) the Company can estimate the amount of such recovery following submission of the insurance claim and (iv) provided that the claim is not subject to litigation.

Vessels, net

Vessels, net are stated at cost net of accumulated depreciation. The cost of a vessel consists of the contract price plus any direct expenses incurred upon acquisition, including improvements, delivery expenses and other expenditures to prepare the vessel for its intended use which is to provide worldwide integrated transportation services. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of a vessel; otherwise these amounts are charged to expense as incurred.

Vessels’ depreciation

Depreciation is computed using the straight line method over the estimated useful life of a vessel, after considering the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Salvage values are periodically reviewed and revised, if needed, to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage value affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. Management estimates the useful life of its vessels to be 25 years from the date of their initial delivery from the shipyard.

Impairment of long‑ lived assets

The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted cash flows expected to be generated by the use of a vessel is less than its carrying amount, the Company evaluates the vessel for an impairment loss. Measurement of the impairment loss is based on the fair value of the vessel in comparison to its carrying value. In this respect, management regularly reviews the carrying amount of its vessels’ in connection with their estimated recoverable amount.

Dry-docking and special survey costs

Dry-docking and special survey costs are accounted under the deferral method whereby the actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. Costs deferred include expenditures incurred relating to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works as well as lodging and subsistence of personnel sent to the yard site to supervise. If a dry-dock and/or a special survey is performed prior to its scheduled date, the remaining unamortized balance is immediately expensed. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of a vessel’s sale. The amortization charge related to dry-docking costs and special survey costs is presented within Depreciation and amortization in the accompanying consolidated statements of comprehensive income.

Revenue and expenses recognition (including Leases)

The Company currently generates and has historically generated its revenues only under time charter contracts. A time charter is a type of contract that is entered into for the use of such vessel as well as such vessel’s operations for a specific period of time at a specified daily charter hire rate.

Lease Contracts

The Company accounts for its time charter contracts as operating leases pursuant to ASC 842 “Leases” which was early adopted by the Company on October 1, 2018. The Company has determined that the non-lease component in its time charter contracts relates to services for the operation of the vessel, which comprise of crew, technical and safety services, among others. The Company further elected to adopt the above discussed optional practical expedient and recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) since it made a determination that the related lease component and non-lease component have the same timing and pattern of transfer and the predominant component is the lease. The Company qualitatively assessed that more value is ascribed to the use of the asset (i.e the vessel) rather than to the services provided under the time charter agreements.

Lease revenues are recognized on a straight line basis over the rental periods of such charter agreements, as rental service is provided, beginning when a vessel is delivered to the charterer until it is redelivered back to the Company, and is recorded as part of vessel revenues in the Company’s consolidated statements of comprehensive income/(loss). Revenue generated from variable lease payments is recognized in the period when changes in facts and circumstances on which the variable lease payments are based occur. Deferred revenue includes (i) cash received prior to the balance sheet date for which all criteria to recognize as lease revenue have not yet been met as at the balance sheet date and, accordingly, is related to revenue earned after such date and (ii) deferred contract revenue such as deferred ballast compensation earned as part of a lease contract. Lease revenue is shown net of commissions payable directly to charterers under the relevant time charter agreements. Charterers’ commissions represent discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer. Apart from the agreed hire rate, the owner may be entitled to additional income, such as ballast bonus, which is considered as reimbursement of owner’s expenses and is recognized together with the lease component over the duration of the charter. The Company made an accounting policy election to recognize the related ballast costs, which mainly consist of bunkers, incurred over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer, as contract fulfillment costs in accordance with ASC 340-40 and amortize these over the period of the charter.

As of December 31, 2019, deferred ballast costs and related deferred ballast income related to lease contracts amounted to $112,508 and $430,994, respectively, and are presented under Deferred charges, net (Current) and Deferred revenue, net (Current) respectively, in the accompanying consolidated balance sheet. Deferred ballast costs and related deferred ballast income were zero as of December 31, 2020. Amortization expenses related to deferred ballast costs for the years ended December 31, 2019 and 2020 amounted to $31,066 and $112,508, respectively, and is included under Voyage expenses in the accompanying consolidated statements of comprehensive income. Amortization of deferred ballast income for the years ended December 31, 2019 and 2020 amounted to $119,006 and $430,994, respectively, and is included under Vessel revenues in the accompanying consolidated statement of comprehensive income. There was no unamortized balance of deferred ballast costs and deferred ballast income as of December 31, 2020.

Voyage Expenses

Voyage expenses, consist of: (a) port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, and (b) brokerage commissions, which are always paid for by the Company, regardless of charter type. All voyage expenses are expensed as incurred, except for brokerage commissions. Commissions paid to brokers are deferred and amortized over the related charter period to the extent revenue has been deferred since commissions are earned as the Company’s revenues are earned. At the inception of a time charter, the Company records the difference between the cost of bunker fuel delivered by the terminating charterer and the bunker fuel sold to the new charterer as a bunker gain or loss within voyage expenses.

Accounting for Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade receivables, net. The principal financial liabilities of the Company consist of trade and other payables, accrued liabilities, long-term debt and amounts due to related parties. The Company is exposed to changes in the spot market rates associated with the deployment of its vessels and its objective is to manage the impact of such changes in its cash flows. In this respect, from time to time, the Company may engage in certain forward freight agreements. The Company may also enter into interest rate derivatives to economically hedge its exposure to interest rate fluctuations of its debt obligations as well as derivatives relating to the fluctuation of the price of bunker fuel consumed by its vessels.

When such derivatives do not qualify for hedge accounting the Company records these financial instruments in the consolidated balance sheet at their fair value as either a derivative asset or a liability, and recognizes the fair value changes thereto in earnings. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets and liabilities through earnings, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in earnings. As of December 31, 2019 and 2020, there were no open derivative instruments.

Convertible debt and associated beneficial conversion features

Convertible debt is accounted in accordance with ASC 470-20, Debt with Conversion and Other Options. An instrument that is not a derivative itself must be evaluated for embedded features that should be bifurcated and separately accounted for as freestanding derivatives in accordance with ASC 815, Derivatives and Hedging, or separately accounted for under the cash conversion literature of ASC 470-20, Debt with Conversion and Other Options.

The BCF is recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of the BCF to additional paid-in capital, resulting in a discount on the convertible instrument. This discount is accreted from the date on which the BCF is first recognized through the stated maturity date of the convertible instrument using the effective interest method. Upon conversion of an instrument with a BCF, all unamortized discounts at the conversion date are recognized immediately as interest expense.

Fair value measurements

The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy.

Repairs and Maintenance

All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income.

Financing Costs

In accordance with ASU 2015-03, “Interest – Imputation of Interest”, costs associated with long-term debt, including but not limited to, fees paid to lenders, fees required to be paid to third parties on the lender’s behalf in connection with debt financing or refinancing, or any unamortized portion thereof, are presented by the Company as a reduction of long-term debt. Such fees are deferred and amortized to interest and finance costs during the life of the related debt instrument using the effective interest method. Unamortized fees relating to loans repaid or refinanced as debt extinguishments and loan commitment fees are expensed as interest and finance costs in the period incurred in the accompanying statements of comprehensive income. Any unamortized balance of costs relating to refinanced long-term debt is deferred and amortized over the term of the credit facility in the period that such refinancing occurs, subject to the provisions of the accounting guidance prescribed under 470-50, Debt—Modifications and Extinguishments.

Offering costs

Expenses directly attributable to an equity offering are deferred and set off against the proceeds of the offering within paid-in capital, unless the offering is aborted, in which case they are written-off and charged to earnings.

Earnings/ (losses) per common share

Basic earnings/(losses) per common share are computed by dividing net income available to common stockholders after subtracting the dividends accumulated for the period on cumulative preferred stock (whether or not earned), by the weighted average number of common shares outstanding during the period. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Commitments and contingencies

Commitments are recognized when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but are disclosed when an inflow of economic benefits is probable.

Recent Accounting Pronouncements – Adopted

Fair Value Measurement Disclosures — In August 2018, the FASB issued ASU No. 2018-13, “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU No. 2018-13”). ASU No. 2018-13, which is part of the FASB’s broader disclosure framework project, modifies and supplements the current U.S. GAAP disclosure requirements pertaining to fair value measurements, with an emphasis on Level 3 disclosures of the valuation hierarchy. The Company adopted this ASU for the reporting period commencing on January 1, 2020 and has adjusted its disclosures accordingly.

Recent Accounting Pronouncements – Not Yet Adopted

The FASB has issued accounting standards that have not yet become effective and may impact the Company’s consolidated financial statements or related disclosures in future periods. These standards and their potential impact are discussed below:

In March 2020, the Financial Standard Board issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”)”. ASU 2020-04 provides temporary optional expedients and exceptions to the guidance in U.S. GAAP on contract modifications and hedge accounting to ease the financial reporting burdens related to expected market transition from LIBOR and other interbank offered rates to alternative reference rates. This ASU is effective for adoption at any time between March 12, 2020 and December 31, 2022. The Company is currently evaluating the impact of this adoption in its consolidated financial statements and related disclosures.

In August 2020, the Financial Standard Board issued Accounting Standards Update (“ASU”) No. 2020-06  “Debt - Debt with Conversion and Other Options and Derivative and Hedging - Contracts in Entity’s Own Equity”, which simplifies the accounting for convertible instruments. This guidance eliminates certain models that require separate accounting for embedded conversion features, in certain cases. Additionally, among other changes, the guidance eliminates certain of the conditions for equity classification for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. This guidance is required to be adopted by us in the first quarter of 2023 and must be applied using either a modified or full retrospective approach. The Company is currently evaluating the impact this guidance will have on its consolidated financial statements.